Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 CreditFacility Customer	Aug. 31, 2012	Jul. 31, 2012	Dec. 31, 2011 Customer CreditFacility	Dec. 31, 2010	Sep. 30, 2012 CreditFacility Customer	Sep. 30, 2011	Jun. 30, 2011 Customer CreditFacility	Jun. 30, 2010 Customer	Jun. 30, 2009	Jul. 05, 2012
Summary Of Significant Accounting Policies [Line Items]
Stock issued, Shares			13,397,500
Common stock offering price, per share											$ 18.00
Issuance of common stock upon initial public offering, net of offering costs, value			$ 173,300,000			$ 169,799,000
Common stock estimated expenses			3,500,000
Number of stock splits						3
Stock split conversion ratio						2
Stock split description						The consolidated financial statements reflect three 2-for-1 stock splits of our common stock with no corresponding change in par value, approved by the board of directors and stockholders, effective July 30, 2010, May 13, 2011 and December 15, 2011. Share and per share amounts have been retroactively restated to reflect the stock splits for all periods presented.
Outstanding shares of convertible preferred stock	0			0		0		0	0
Aggregate common stock						83,703,016
Description of conversion of stock						Upon the closing of our initial public offering on July 5, 2012, all of the outstanding 10,462,877 shares of convertible preferred stock converted into an aggregate of 83,703,016 shares of common stock.
Deferred revenue recognized period						12 years
Original maturities of cash and cash equivalents						Three months or less
Number of letters of credit outstanding on building lease arrangement	1			1		1		1
Restricted cash	37,000			45,000		37,000		45,000	395,000
Software Development Cost				0.0	0.0	2.3	0.0	0.0	0.0	0.0
Current portion of deferred rent recognized period						12 months
Relocation expenses		200,000
Facility exit obligation	3,000,000					3,000,000
Facility exit obligation, current	600,000					600,000
Facility exit obligation, non- current	2,400,000					2,400,000
Risk-free discount rate	5.08%
Period of amortization of debt discount						12 months
Compensation expense recognized, vesting term						48 months
Compensation expense recognized, net of forfeiture activity, estimated annual percentage						4.00%
Compensation expense						30,800,000
Number of customers represented more than ten percent of the accounts receivable balance	0			0		0		0	0
Income Tax benefit recognized						50.00%
Customer 1
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenues										11.00%
Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Number of customers individually exceeded ten percent of the revenues	0			0	0	0	0	0	0	1
Stock Options And Restricted Units
Summary Of Significant Accounting Policies [Line Items]
Compensation expense recognized, vesting term						4 months
Employee Stock
Summary Of Significant Accounting Policies [Line Items]
Compensation expense recognized, vesting term						6 years
Gain (Loss) on Disposition of Assets
Summary Of Significant Accounting Policies [Line Items]
Relocation expenses		2,900,000
Cease-use loss
Summary Of Significant Accounting Policies [Line Items]
Relocation expenses		2,700,000
Computer Software, Intangible Asset
Summary Of Significant Accounting Policies [Line Items]
Useful life of capitalized software						3 years
Letters Of Credit [Member]
Summary Of Significant Accounting Policies [Line Items]
Compensation expense				$ 0	$ 0	$ 0	$ 0	$ 0	$ 30,800,000	$ 3,800,000
Group One
Summary Of Significant Accounting Policies [Line Items]
Number of letters of credit outstanding on building lease arrangement					2				2
Group Two
Summary Of Significant Accounting Policies [Line Items]
Number of letters of credit outstanding on building lease arrangement									1
IPO
Summary Of Significant Accounting Policies [Line Items]
Stock issued, Shares			10,350,000
Common stock issue for over-allotment option			1,350,000
Outstanding shares of convertible preferred stock											10,462,877
Founder
Summary Of Significant Accounting Policies [Line Items]
Stock issued, Shares			3,047,500
Common stock issue for over-allotment option			397,500